Fair value measurement and financial risk management, Contingent Consideration and Impact of Key Unobservable Input Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement and financial risk management [Abstract]
Contingent consideration relating to Amryt GmbH acquisition	$ 61,221,000	$ 86,906,000
Impact of Key Unobservable Input Data [Abstract]
Delay in launch period	6 months
Decrease in fair value due to delay in drug launch	$ 5,421,000
Estimated Revenue Forecast [Member]
Impact of Key Unobservable Input Data [Abstract]
Percentage of increase	10.00%
Increase in fair value	$ 3,746,000
Discount Factor [Member]
Impact of Key Unobservable Input Data [Abstract]
Percentage of increase	5.00%
Decrease in fair value	$ 9,740,000
Percentage of decrease	5.00%
Increase in fair value	$ 12,923,000
Probability of Success [Member]
Impact of Key Unobservable Input Data [Abstract]
Percentage of increase	20.00%
Decrease in fair value	$ 17,491,000
Percentage of decrease	20.00%
Increase in fair value	$ 13,120,000